Net other non-operating income (Tables)	12 Months Ended
Dec. 31, 2020
Net other non-operating income [Abstract]
Net other non-operating income

40.	Net other non-operating income

Other non-operating income and other non-operating expense for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Other non-operating income
Gain on disposal of assets:
Property and equipment (*)	~~W~~	12,611	1,452	64,427
Investment property (*)		4,783	12,640	20,701
Assets held for sale		—	—	1,147
Lease assets		1,153	1,681	2,712
Right-of-use assets		—	1,112	3,415
Others		—	407	24

		18,547	17,292	92,426

Gain on disposal of Investments in associates		17,427	3,461	11,325
Others:
Rental income on investment property		32,488	43,777	23,890
Reversal of impairment losses on intangible asset		62	438	119
Gain from assets contributed		77	86	4
Others		49,276	82,879	66,268

		81,903	127,180	90,281

		117,877	147,933	194,032

Other non-operating expense
Loss on disposal of assets:
Property and equipment (*)		(3,082)	(870)	(5,884)
Investment property		(2,958)	—	—
Lease assets		(3,964)	(3,221)	(5,538)
Right-of-use assets		—	(306)	(1,195)
Others		(3)	—	(64)

		(10,007)	(4,397)	(12,681)

Loss on disposal of investments in associates		(11,546)	(3,974)	(5,754)
Impairment loss on investments in associates		(5,849)	—	(9,407)

		(17,395)	(3,974)	(15,161)

Others:
Donations		(88,650)	(94,937)	(86,608)
Depreciation of investment properties		(16,917)	(17,565)	(20,165)
Impairment loss on intangible assets		(771)	(152,081)	(41,429)
Write-off of intangible assets		(1,537)	(9,221)	(474)
Expenses on collection of special bonds		(6,048)	(7,322)	(7,978)
Others		(26,844)	(46,465)	(344,934)

		(140,767)	(327,591)	(501,588)

		(168,169)	(335,962)	(529,430)

Net other non-operating income (loss)	~~W~~	(50,292)	(188,029)	(335,398)

(*)

Gain and loss on disposal of sale-and-leaseback are included in gain and loss on disposal of property, plant, and equipment and gain on disposal of investment property, respectively. Gain on disposal of sale-and-leaseback for the year ended December 31, 2020 is ~~W~~ 9,761 million.